Consolidated statement of changes in equity - EUR (€) € in Thousands	Issued capital [member]	Share premium [member]	Sharebased Payment Reserve [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019		€ 3		€ (2)	€ 1
Beginning balance (in Shares) at Dec. 31, 2019	2,125,000
IfrsStatementLineItems [Line Items]
Loss during the year				(183,130)	(183,130)
Issue of share capital:
HL Acquisition Transaction	€ 1	139,027		(3,566)	135,462
HL Acquisition Transaction (in Shares)	7,033,356
PIPE Financing		48,429		(1,430)	46,999
PIPE Financing (in Shares)	2,450,000
Exercise of warrants		4,178			4,178
Exercise of Warrants (in Shares)	445,861
Derecognition of warrant liability on exercise		2,416			2,416
Share based payments:
Equity-settled share-based compensation			1,438		1,438
Ending balance, value at Dec. 31, 2020	€ 1	194,053	1,438	(188,128)	7,364
Ending balance (in Shares) at Dec. 31, 2020	12,054,217
IfrsStatementLineItems [Line Items]
Loss during the year				23,564	23,564
Total comprehensive income for the year				23,564	23,564
Vesting of shares			(134)	134
Vesting of shares (in Shares)	10,000
Issue of share capital:
Exercise of warrants	€ 1	10,050			10,051
Exercise of Warrants (in Shares)	1,059,506
Derecognition of warrant liability on exercise		9,374			9,374
Share based payments:
Equity-settled share-based compensation			(841)		(841)
Ending balance, value at Dec. 31, 2021	€ 2	213,477	463	(164,430)	49,512
Ending balance (in Shares) at Dec. 31, 2021	13,123,723
IfrsStatementLineItems [Line Items]
Loss during the year				(27,347)	(27,347)
Total comprehensive income for the year				(27,347)	(27,347)
Issue of share capital:
ATM – share sales		3,679			3,679
ATM s hare sales, (in Shares)	681,926
Share based payments:
Equity-settled share-based compensation			3,509		3,509
Ending balance, value at Dec. 31, 2022	€ 2	€ 217,156	€ 3,972	€ (191,777)	€ 29,353
Ending balance (in Shares) at Dec. 31, 2022	13,805,649